Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Abstract]
Statutory rate of domiciled predecessor company	28.00%	35.00%	35.00%
Statutory rate after redomestication	28.00%
Income from continuing operations before income taxes in the U.S.	$ 90.5	$ 292.2	$ 374.1
Income from continuing operations before income taxes in non-U.S. countries	554.0	643.0	901.6
Effective income tax rate	14.90%	19.20%	17.40%
Income tax benefit expense net of interest and penalties	2.5		11.5
Number of drilling rigs that ownership was transferred to subsidiaries		4
Income tax liability from gain on intercompany transfers		30.8
Remaining useful life of drilling rigs associated with amortization of deferred income tax expense, minimum, years		29
Remaining useful life of drilling rigs associated with amortization of deferred income tax expense, maximum, years		30
Deferred tax effects of reversing temporary differences from selling subsidiaries		45.6
Non-recurring current income tax expense		8.8
Unamortized deferred charges related to intercompany transfers	74.6	99.0
Amount included in current income taxes for amortization of deferred income taxes related to intercompany transfers	24.4	23.1	23.1
Deferred tax liability related to temporary difference from transferred drilling rigs	35.2	45.5
Tax benefits included in deferred income tax expense related to amortization of deferred reversing temporary differences from intercompany transfers	10.3	7.0	7.2
Aggregate undistributed subsidiary earnings which are indefinitely reinvested	2,138.0
Unrecognized deferred tax liability related to undistributed earnings	517.6
Minimum percentage threshold for recognition of tax benefits	50.00%
Unrecognized tax benefit effecting income tax rate	11.0
Accrued interest and penalty assessments related to the decline in unrecognized tax benefits	2.0
Reduction in unrecognized tax benefits related to a non-U.S. tax settlement	1.3	8.7
Amount of interest and penalties recognized in net tax benefits			6.8
Decline in unrecognized tax benefits during next twelve months	3.9
Decline in unrecognized tax benefits related to lapsed of statutes of limitations			2.9
Liability incurred from recognition of unrecognized tax benefits related to a prior year tax examination			5.4
Amount of income tax expense, inclusive of interest and penalties, related to a prior year tax examination			8.9
Amount of accrued interest and penalties included in other liabilities	12.0	15.8
Recognized income tax benefit, inclusive of interest and penalties, related to a non-U.S. tax settlement		4.4
Amount of interest and penalties recognized in net tax expense	$ 1.5	$ 3.3